Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 21. Subsequent events

Debenture facility

On July 7, 2026, The Company repaid the remaining R$2.8 million of non-convertible debentures that was outstanding as of June 30, 2026 at the facility’s scheduled maturity. As of December 31, 2025, Nuvini reported a debt service coverage ratio of 5.1x against the facility’s 4.0x covenant threshold, as disclosed in its Annual Report on Form 20-F for the fiscal year ended December 31, 2025. The facility carried financial covenants tied to leverage, EBITDA margin, and debt service coverage. During 2022 to 2024, the Company obtained waivers in connection with certain covenant measurements before returning to compliance; it remained in compliance through the payment of the debentures. Repayment of the principal at maturity releases the covenant obligations and liens over assets specific to this instrument.

Nasdaq Delisting

On January 28, 2026, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that, for the 30 consecutive business day period from December 12, 2025 through January 27, 2026,, the Company’s Market Value of Listed Securities (“MVLS”) was below the $35 million minimum requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “MVLS Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), Nasdaq granted the Company 180 calendar days, or until July 27, 2026 (the “Compliance Date”), to regain compliance MVLS Requirement.

On July 28, 2026, the Company received a delisting determination letter (the “Letter”) from the Staff advising the Company that the Staff had determined that the Company did not regain compliance with the MVLS Requirement by the Compliance Date because the Company’s MVLS did not close at or above $35 million for a minimum of 10 consecutive business days prior to the Compliance Date. The Company has submitted a hearing request to the Nasdaq Hearings Panel (the “Panel”) and the decision to suspend the trading of the Company’s securities has been stayed until the Panel’s decision. As of the date of this filing, the Company has not been informed of a decision by Nasdaq.